Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Operating expenses:
Research and development expenses	$ 2,195,991	$ 2,077,329	$ 8,933,314	$ 3,496,796
General and administrative expenses	1,988,259	1,366,229	6,143,527	4,289,831
Total operating expenses	4,184,250	3,443,558	16,176,201	7,786,627
Ratchet share expense			1,099,360	0
Loss from operations	(4,184,250)	(3,443,558)	(16,176,201)	(7,786,627)
Other (expense) income:
Interest expense	(5,147)		(6,967)	(827,539)
Interest income	336	472	1,870	2,012
Australian research and development incentives	51,243	29,241	313,625	43,666
Change in fair value of embedded features				(203,000)
Change in fair value of warrant liability	20,942		98,394	(1,546,280)
Other income (expense), net	67,374	29,713	406,922	(4,791,584)
Paycheck protection program loan forgiveness				62,500
Loss on extinguishment of convertible notes and convertible notes, related parties				(2,322,943)
Net loss	(4,116,876)	(3,413,845)	(15,769,279)	(12,578,211)
Net loss attributable to noncontrolling interests				(74,331)
Deemed dividend on warrant modification		(450,578)	(450,578)	0
Net loss attributable to MAIA Biotechnology, Inc. shareholders	$ (4,116,876)	$ (3,864,423)	$ (16,219,857)	$ (12,503,880)
Net loss per share
Net loss per share basic			$ (1.75)	$ (2.37)
Net loss per share diluted	$ (0.38)	$ (0.5)	$ (1.75)	$ (2.37)
Weighted average common shares outstanding basic	10,977,054	7,752,042	9,276,761	5,278,435
Weighted average common shares outstanding diluted			9,276,761	5,278,435